UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
Check here if Amendment                     [   ]    Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Investment Management LLC
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:  _____________



     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Howard M. Felson
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Title:          Vice President
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Phone:          (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ HOWARD M. FELSON           New York, New York        May 12, 2005
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[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number 28-4174
Name:  Allen Holding Inc.

              Attachment to Form 13F for Allen Investment  Management LLC




Allen Investment Management LLC ("Allen Investment") hereby advises that Allen Holding, Inc. ("AHI") is filing on its behalf a Form 13F for the quarter ended March 31, 2005, which includes 13(f) securities with respect to which Allen
Investment and AHI are deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act"). This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for purposes of Section 13(d) of the Act. This statement is being filed pursuant to General Instruction B to Form 13F.